Loans, borrowings, cash and cash equivalents and short-term investments (Tables)	6 Months Ended
Jun. 30, 2020
Loans, borrowings, cash and cash equivalents and short-term investments
Schedule of net debt

	June 30, 2020	December 31, 2019
Debt contracts in the international markets	15,247	10,494
Debt contracts in Brazil	1,656	2,562
Total of loans and borrowings	16,903	13,056
(-) Cash and cash equivalents	12,113	7,350
(-) Short-term investments	93	826
Net debt	4,697	4,880

Schedule of total debt

	Current liabilities		Non-current liabilities
	June 30, 2020	December 31, 2019	June 30, 2020	December 31, 2019
Debt contracts in the international markets
Floating rates in:
US$	173	113	7,687	2,802
EUR	—	—	225	225
Fixed rates in:
US$	14	147	6,069	6,080
EUR	—	—	843	843
Other currencies	11	14	91	106
Accrued charges	134	160	—	4
	332	434	14,915	10,060
Debt contracts in Brazil
Floating rates in:
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	564	650	944	1,677
Basket of currencies and US$ indexed to LIBOR	45	44	33	56
Fixed rates in:
R$	22	43	23	45
Accrued charges	25	43	—	4
	656	780	1,000	1,782
Total	988	1,214	15,915	11,842

Schedule of future flows of debt payments

		Estimated future
	Principal	interest payments (i)
2020	356	315
2021	656	633
2022	2,909	589
2023	1,157	553
Between 2024 and 2028	7,330	2,012
2029 onwards	4,336	2,705
Total	16,744	6,807
(i)

Based on interest rate curves and foreign exchange rates applicable as at June 30, 2020 and considering that the payments of principal will be made on their contracted payments dates. The amount includes the estimated interest not yet accrued and the interest already recognized in the interim financial statements.

Schedule of average annual interest rates by currency

	Average interest rate (i)	Total debt
Loans and borrowings
US$	3.85%	14,136
R$ (ii)	8.93%	1,577
EUR (iii)	3.79%	1,087
Other currencies	3.45%	103
		16,903

(i) In order to determine the average interest rate for debt contracts with floating rates, the Company used the rate applicable at June 30, 2020.

(ii) R$ denominated debt that bears interest at IPCA, CDI, TR or TJLP, plus spread. For a total of US$1,493 the Company entered into derivative transactions to mitigate the exposure to the cash flow variations of the floating rate debt denominated in R$, resulting in an average cost of 2.97% per year in US$.

(iii) Eurobonds, for which the Company entered into derivatives to mitigate the exposure to the cash flow variations of the debt denominated in EUR, resulting in an average cost of 4.29% per year in US$.

Schedule of reconciliation of debt to cash flows arising from financing activities

Loans and borrowings
December 31, 2019	13,056
Additions	5,000
Repayments	(491)
Interest paid	(412)
Cash flow from financing activities	4,097

Effect of exchange rate	(619)
Interest accretion	369
Non-cash changes	(250)

June 30, 2020	16,903